Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows are comprised of the following:

	December 31, 2024		December 31, 2023
Cash and bank balances	Ps.	48,572	Ps.	90,114
Cash equivalents (see Note 3.5)		91,262		74,998
	Ps.	139,834	Ps.	165,112